T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

February 28, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 16.7%
Auto Backed 10.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	100	94
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28 (1)	100	99
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27 (1)	156	155
Avis Budget Rental Car Funding AESOP, Series 2017-2A, Class D, 4.56%, 3/20/24 (1)	17	17
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class D, 5.25%, 9/20/24 (1)	100	99
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class B, 4.00%, 9/20/24 (1)	200	199
Carmax Auto Owner Trust, Series 2019-2, Class B, 3.01%, 12/16/24	150	149
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	100	92
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	13	12
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	70	68
Enterprise Fleet Financing, Series 2020-2, Class A2, 0.61%, 7/20/26 (1)	43	43
Enterprise Fleet Financing, Series 2020-1, Class A3, 1.86%, 12/22/25 (1)	50	49
Enterprise Fleet Financing, Series 2023-1, Class A2, 5.51%, 1/22/29 (1)	425	425
Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.57%, 9/15/25	43	42
Exeter Automobile Receivables Trust, Series 2021-3A, Class B, 0.69%, 1/15/26	207	205
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80%, 11/17/25	200	198
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	250	246
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	100	99
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	200	200
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	25	25
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	310	310
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	119
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	60	58
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class B, 1.03%, 8/15/25 (1)	300	293
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.48%, 8/15/25 (1)	200	195
Hyundai Auto Lease Securitization Trust, Series 2021-A, Class B, 0.61%, 10/15/25 (1)	300	295
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	96	92
JPMorgan Chase, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	113	107
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	94	91
JPMorgan Chase, Series 2021-1, Class B, 0.875%, 9/25/28 (1)	79	76
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	100	100
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	200
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	9	8
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	7	7
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	245
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81%, 1/15/26	85	85
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	147
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	84
Santander Retail Auto Lease Trust, Series 2020-A, Class D, 2.52%, 11/20/24 (1)	188	188
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	23
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, 10/15/24	132	130
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26	200	195
		5,564
Collaterized Debt Obligations 0.9%
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.00%, 5.807%, 4/20/31 (1)	250	246
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 5.648%, 10/25/29 (1)	215	213
		459
Credit Card Backed 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100	100
		100
Equipment Lease Heavy Duty 0.4%
MMAF Equipment Finance, Series 2020-A, Class A3, 0.97%, 4/9/27 (1)	246	229
		229
Other Asset-Backed Securities 3.2%
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30 (1)	102	101
Axis, Series 2022-1A, Class A2, 1.64%, 10/20/27 (1)	149	141
Axis, Series 2021-1A, Class A2, 0.75%, 11/20/26	46	44
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	280	278
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.69%, 3/25/30 (1)	16	16
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (1)	98	97
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	58	52
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	108	98
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	69	60
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M USD LIBOR + 0.69%, 5.288%, 4/20/62 (1)	72	70
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (1)	41	39
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	49	47
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	74	73
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	89	88
Santander Bank, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	191	191
Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	117	113
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.61%, 1/20/26 (1)	180	168
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	50	46
		1,722
Student Loan 1.6%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2I, 3.42%, 1/15/43 (1)	95	91
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	113	103
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A, 1.33%, 4/15/69 (1)	115	100
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	84	75
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	73	65
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	62	54
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.97%, 12/16/69 (1)	72	61
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 7/15/69 (1)	69	59
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	84	73
Navient Private Education Refi Loan Trust, Series 2022-A, Class A, 2.23%, 7/15/70 (1)	130	114
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M USD LIBOR + 1.45%, 6.038%, 2/17/32 (1)	58	57
		852
Total Asset-Backed Securities (Cost $9,110)		8,926
CORPORATE BONDS 66.2%
Advertising 0.5%
WPP Finance, 3.75%, 9/19/24	300	291
		291
Airlines 0.7%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	200	198
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	200	194
		392
Automotive 4.6%
Daimler Trucks Finance North America, FRN, TSFR + 0.75%, 5.173%, 12/13/24 (1)	300	298
Daimler Trucks Finance North America, 5.20%, 1/17/25 (1)	150	149
General Motors, 4.875%, 10/2/23	130	130
Hyundai Capital America, 1.80%, 10/15/25 (1)	150	136
Hyundai Capital America, 1.00%, 9/17/24 (1)	210	195
Hyundai Capital America, 0.80%, 1/8/24 (1)	200	192
LeasePlan, 2.875%, 10/24/24 (1)	200	189
Mercedes-Benz Finance North America, 5.50%, 11/27/24 (1)	150	150
Nissan Motor Acceptance, 3.875%, 9/21/23 (1)	100	99
Nissan Motor Acceptance, 3.45%, 3/15/23 (1)	155	155
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	200	185
Stellantis NV, 5.25%, 4/15/23	400	399
Volkswagen Group of America Finance, FRN, TSFR + 0.95%, 5.289%, 6/7/24 (1)	200	200
		2,477
Banking 16.5%
AIB Group, 4.75%, 10/12/23 (1)	200	199
Australia & New Zealand Banking Group, 4.50%, 3/19/24 (1)	200	197
Banco Santander, 5.147%, 8/18/25	200	197
Bank of America, VR, 0.523%, 6/14/24 (2)	150	148
Bank of America, FRN, TSFR + 0.66%, 5.235%, 2/4/25	100	100
Bank of America, VR, 4.827%, 7/22/26 (2)	100	98
Bank of America, VR, 5.08%, 1/20/27 (2)	100	99
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	200	200
Bank of Nova Scotia, FRN, TSFR + 0.38%, 4.938%, 7/31/24	125	124
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	200	197
Barclays, 4.375%, 9/11/24	200	195
Barclays, VR, 5.304%, 8/9/26 (2)	200	196
BPCE SA, 5.70%, 10/22/23 (1)	250	249
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Candian Imperial Bank of Commerce, FRN, TSFR + 0.40%, 4.811%, 12/14/23	150	150
Capital One Financial, VR, 1.343%, 12/6/24 (2)	200	192
Capital One Financial, FRN, TSFR + 1.35%, 5.925%, 5/9/25	100	99
Citigroup, FRN, TSFR + 0.67%, 5.23%, 5/1/25	150	149
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2)	250	247
Danske Bank, VR, 3.773%, 3/28/25 (1)(2)	200	196
Danske Bank , 3.875%, 9/12/23 (1)	200	198
Deutsche Bank, 3.70%, 5/30/24	100	97
Deutsche Bank, VR, 2.222%, 9/18/24 (2)	150	147
Goldman Sachs Group, FRN, TSFR + 0.50%, 4.881%, 9/10/24	100	100
Goldman Sachs Group, FRN, TSFR + 0.58%, 4.944%, 3/8/24	65	65
Goldman Sachs Group, FRN, TSFR + 0.70%, 5.239%, 1/24/25	300	299
Goldman Sachs Group, FRN, TSFR + 1.39%, 5.813%, 3/15/24	50	50
Hana Bank, 4.625%, 10/24/23	250	248
HSBC Holdings, 4.25%, 3/14/24	400	394
ING Bank NV, 5.80%, 9/25/23 (1)	200	199
Intesa Sanpaolo, 5.25%, 1/12/24	400	398
JPMorgan Chase, FRN, TSFR + 0.54%, 5.111%, 6/1/25	150	149
JPMorgan Chase, FRN, TSFR + 1.32%, 5.871%, 4/26/26	150	151
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2)	200	198
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2)	200	200
Morgan Stanley, 4.10%, 5/22/23	190	189
Morgan Stanley, FRN, TSFR + 0.95%, 5.524%, 2/18/26	75	75
Morgan Stanley, VR, 5.05%, 1/28/27 (2)	115	114
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2)	250	250
NatWest Group, 6.10%, 6/10/23	100	100
NatWest Group, VR, 5.847%, 3/2/27 (2)	200	200
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2)	200	196
Royal Bank of Canada, 3.97%, 7/26/24	250	245
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2)	200	189
Societe Generale, 5.00%, 1/17/24 (1)	200	198
Standard Chartered, 5.20%, 1/26/24 (1)	200	199
State Bank of India, 4.50%, 9/28/23	200	199
Truist Financial, FRN, TSFR + 0.40%, 4.773%, 6/9/25	245	243
UBS, FRN, TSFR + 0.36%, 4.935%, 2/9/24 (1)	200	200
Wells Fargo, FRN, TSFR + 1.32%, 5.867%, 4/25/26	100	101
		8,823
Broadcasting 0.4%
Interpublic Group, 4.20%, 4/15/24	200	197
		197
Building & Real Estate 0.4%
EMG SUKUK, 4.564%, 6/18/24	200	197
		197
Cable Operators 0.5%
Charter Communications Operating, 4.908%, 7/23/25	160	156
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cox Communications, 3.15%, 8/15/24 (1)	100	97
		253
Chemicals 1.0%
Celanese US Holdings, 5.90%, 7/5/24	300	300
International Flavors & Fragrances, 3.20%, 5/1/23	250	249
		549
Computer Service & Software 0.1%
Oracle, 5.80%, 11/10/25	45	45
		45
Drugs 1.7%
AbbVie, 3.80%, 3/15/25	525	510
AbbVie, 2.80%, 3/15/23	145	145
Viatris, 1.65%, 6/22/25	265	241
		896
Electric Utilities 0.4%
Israel Electric, 5.00%, 11/12/24	200	197
		197
Energy 6.3%
Continental Resources, 4.50%, 4/15/23	300	299
DCP Midstream Operating, 5.375%, 7/15/25	475	469
Devon Energy, 8.25%, 8/1/23	250	252
Ecopetrol, 5.875%, 9/18/23	200	199
EQT, 6.125%, 2/1/25	250	250
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	325	318
Kinder Morgan, 5.625%, 11/15/23 (1)	350	350
MPLX, 4.875%, 6/1/25	100	98
Plains All American Pipeline, 3.85%, 10/15/23	100	99
Reliance Industries, 4.125%, 1/28/25	250	243
Sabine Pass Liquefaction, 5.75%, 5/15/24	450	449
Williams, 4.50%, 11/15/23	150	149
Williams, 5.40%, 3/2/26	190	190
		3,365
Exploration & Production 0.5%
Eni, 4.00%, 9/12/23 (1)	250	247
		247
Financial 5.1%
AerCap Ireland Capital, 3.15%, 2/15/24	150	146
Air Lease, 4.25%, 2/1/24	100	98
Ally Financial, 5.125%, 9/30/24	100	99
Ally Financial, 4.625%, 3/30/25	100	98
Ally Financial, 3.875%, 5/21/24	100	98
Fab Sukuk Co, 3.875%, 1/22/24	200	197
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 4.15%, 6/19/23	50	50
General Motors Financial, 5.10%, 1/17/24	100	99
General Motors Financial, FRN, TSFR + 0.76%, 5.124%, 3/8/24	190	189
Global Payments, 3.75%, 6/1/23	200	199
Indian Railway Finance, 3.73%, 3/29/24	200	195
Jackson Financial, 1.125%, 11/22/23	350	339
LSEGA Financing, 0.65%, 4/6/24 (1)	400	378
QNB Finance, 3.50%, 3/28/24	200	196
Western Union, 4.25%, 6/9/23	100	100
Western Union, 2.85%, 1/10/25	260	247
		2,728
Food/Tobacco 1.8%
BAT International Finance, 3.95%, 6/15/25 (1)	300	290
Imperial Brands Finance, 3.125%, 7/26/24 (1)	200	192
Imperial Brands Finance, 4.25%, 7/21/25 (1)	200	192
Philip Morris International, 5.125%, 11/15/24	175	174
Reynolds American, 4.45%, 6/12/25	125	122
		970
Forest Products 0.4%
Celulosa Arauco Constitucion, 4.50%, 8/1/24	200	196
		196
Gas & Gas Transmission 0.2%
Kinder Morgan Energy, 4.25%, 9/1/24	100	98
		98
Health Care 2.3%
Baxter International, FRN, TSFR + 0.44%, 5.015%, 11/29/24	250	248
HCA, 5.375%, 2/1/25	450	445
PerkinElmer, 0.85%, 9/15/24	190	178
PerkinElmer, 0.55%, 9/15/23	100	97
Thermo Fisher Scientific, FRN, TSFR + 0.53%, 5.051%, 10/18/24	85	85
Utah Acquisition Sub, 3.95%, 6/15/26	220	206
		1,259
Information Technology 2.4%
Amphenol, 3.20%, 4/1/24	100	98
Baidu, 3.875%, 9/29/23	200	198
Equifax, 3.95%, 6/15/23	200	199
Marvell Technology, 4.20%, 6/22/23	265	264
Microchip Technology, 4.333%, 6/1/23	100	100
Microchip Technology, 0.972%, 2/15/24	250	239
NXP, 4.875%, 3/1/24	200	198
		1,296
Insurance 4.2%
Athene Global Funding, FRN, TSFR + 0.72%, 5.212%, 1/7/25 (1)	200	196
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Athene Global Funding, 1.20%, 10/13/23 (1)	60	59
Athene Global Funding, 2.514%, 3/8/24 (1)	150	145
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	47
Brighthouse Financial Global Funding, FRN, TSFR + 0.76%, 5.272%, 4/12/24 (1)	245	245
Brighthouse Financial Global Funding, 1.20%, 12/15/23 (1)	150	145
Cigna, FRN, 3M USD LIBOR + 0.89%, 5.682%, 7/15/23	250	250
CNO Global Funding, 1.65%, 1/6/25 (1)	400	370
Corebridge Financial, 3.50%, 4/4/25 (1)	250	239
First American Financial, 4.60%, 11/15/24	200	197
Liberty Mutual Group, 4.25%, 6/15/23 (1)	350	349
		2,242
Manufacturing 0.4%
Parker-Hannifin, 3.65%, 6/15/24	220	215
		215
Media & Communications 1.1%
Magallanes, 3.428%, 3/15/24 (1)	35	34
Magallanes, 3.638%, 3/15/25 (1)	214	204
Magallanes, 3.528%, 3/15/24 (1)	30	29
Magallanes, FRN, TSFR + 1.78%, 6.203%, 3/15/24 (1)	75	75
SES, 3.60%, 4/4/23 (1)	247	247
		589
Metals & Minings 0.3%
POSCO, 2.50%, 1/17/25	200	189
		189
Oil Field Services 0.8%
Energy Transfer, 4.20%, 9/15/23	50	49
Energy Transfer, 5.875%, 1/15/24	250	250
Energy Transfer, 4.50%, 4/15/24	100	99
Energy Transfer, 4.25%, 3/15/23	55	55
		453
Other Telecommunications 1.5%
British Telecommunications, 4.50%, 12/4/23	400	397
KT, 4.00%, 8/8/25	200	193
NTT Finance, 4.142%, 7/26/24 (1)	200	196
		786
Petroleum 1.4%
Aker BP, 3.00%, 1/15/25 (1)	300	285
Enbridge, FRN, TSFR + 0.63%, 5.205%, 2/16/24	250	249
Pertamina Persero, 4.30%, 5/20/23	200	199
		733
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Railroads 0.2%
Kansas City Southern, 3.00%, 5/15/23	100	100
		100
Real Estate Investment Trust Securities 2.2%
Brixmor Operating Partnership, 3.65%, 6/15/24	220	213
Essex Portfolio, 3.25%, 5/1/23	300	299
Public Storage, FRN, TSFR + 0.47%, 5.007%, 4/23/24	65	65
Scentre Group Trust, 3.50%, 2/12/25 (1)	450	430
WP Carey, 4.60%, 4/1/24	200	196
		1,203
Retail 1.0%
7-Eleven, 0.80%, 2/10/24 (1)	95	91
CVS Health, 5.00%, 2/20/26	280	278
Nordstrom, 2.30%, 4/8/24	85	80
QVC, 4.85%, 4/1/24	100	94
		543
Transportation 0.9%
Penske Truck Leasing, 3.45%, 7/1/24 (1)	100	97
Penske Truck Leasing, 4.125%, 8/1/23 (1)	200	199
Penske Truck Leasing, 2.70%, 11/1/24 (1)	100	95
Triton Container International, 0.80%, 8/1/23 (1)	100	97
		488
Transportation (Excluding Railroads) 0.5%
Sydney Airport Finance, 3.90%, 3/22/23 (1)	245	245
		245
Transportation Service 0.4%
HPHT Finance, 2.875%, 11/5/24	200	191
		191
Utilities 4.1%
Enel Finance International NV, 6.80%, 10/14/25 (1)	200	205
Eversource Energy, 4.20%, 6/27/24	115	113
NextEra Energy Capital Holdings, FRN, TSFR + 0.40%, 4.973%, 11/3/23	200	200
NextEra Energy Capital Holdings, 6.051%, 3/1/25	200	201
NRG Energy, 3.75%, 6/15/24 (1)	200	193
Pacific Gas and Electric, 4.25%, 8/1/23	110	110
Pacific Gas and Electric, 1.70%, 11/15/23	150	146
Pacific Gas and Electric, 4.95%, 6/8/25	100	99
Saudi Electricity Global Sukuk, 3.473%, 4/8/23	200	199
Southern, 4.475%, 8/1/24	245	241
Southern California Edison, FRN, TSFR + 0.83%, 5.31%, 4/1/24	25	25
Spectra Energy Partners, 4.75%, 3/15/24	100	99
Vistra Operations, 3.55%, 7/15/24 (1)	345	331
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1)	35	34
		2,196
Wireless Communications 1.4%
HKT Capital, 3.625%, 4/2/25	200	192
Rogers Communications, 3.00%, 3/15/23	200	200
Sprint, 7.125%, 6/15/24	350	354
		746
Total Corporate Bonds (Cost $35,868)		35,395
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.1%
Energy 0.3%
Korea National Oil, 1.75%, 4/18/25	200	185
		185
Foreign Government Obligations & Municipalities 0.8%
Japan Treasury Discount Bill, (0.182)%, 5/8/23 (JPY)	31,150	229
Korea Hydro & Nuclear, 3.75%, 7/25/23	200	199
		428
Total Foreign Government Obligations & Municipalities (Cost $628)		613
MUNICIPAL SECURITIES 0.4%
California 0.4%
California Municipal Fin. Auth., National Univ., Series B, 3.323%, 4/1/23	100	100
Golden St Tobacco Securitization, Series B, 0.672%, 6/1/23	100	99
		199
Total Municipal Securities (Cost $200)		199
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.5%
Commercial Mortgage-Backed Securities 1.0%
BX Trust, Series 2021-ARIA, Class A, ARM, 1M USD LIBOR + 0.90%, 5.487%, 10/15/36 (1)	65	63
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +1.15%, 5.711%, 12/15/36 (1)	225	222
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M TSFR + 0.81%, 5.376%, 3/15/36 (1)	115	110
SLIDE, Series 2018-FUN, Class A, ARM, 1M USD LIBOR + 1.15%, 5.738%, 6/15/31 (1)	145	144
		539
Whole Loans Backed 5.5%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	70	67
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	103	86
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	136	111
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	103	91
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, TSFR30A + 1.75%, 6.234%, 1/26/32 (1)	150	150
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	74	65
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	84	67
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, TSFR30A + 0.75%, 5.234%, 10/25/41 (1)	4	4
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, TSFR30A + 0.85%, 5.334%, 12/25/41 (1)	73	72
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, TSFR30A + 2.30%, 6.793%, 1/25/43 (1)	173	174
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, CMO, ARM, TSFR30A + 2.40%, 6.893%, 12/25/42 (1)	245	247
Eagle RE, Series 2021-2, Class M1A, CMO, ARM, TSFR30A + 1.55%, 6.034%, 4/25/34 (1)	127	126
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	185	183
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, TSFR30A + 1.00%, 5.484%, 1/25/42 (1)	173	170
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, TSFR30A + 1.30%, 5.784%, 2/25/42 (1)	246	245
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, TSFR30A + 2.95%, 7.434%, 6/25/42 (1)	241	247
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	167	139
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	130	123
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	87	78
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	113	96
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	108	86
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	150	120
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	150	150
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	84	74
		2,971
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,732)		3,510
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.6%
U.S. Treasury Obligations 2.6%
U. S Treasury Bill, 4.679%, 6/8/23 (3)	400	395
U. S Treasury Bill, 4.695%, 1/25/24	1,050	1,004
		1,399
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $1,402)		1,399
SHORT-TERM INVESTMENTS 7.8%
Commercial Paper 7.8%
Bacardi-Martini, 5.433%,3/27/23 (4)	400	399
Conagra Brands, 5.001%,3/1/23 (4)	500	500
Constellation Brands, 5.244%,3/17/23 (4)	300	299
Crown Castle, 5.282%,3/14/23 (4)	350	349
Enel Finance America, 1.92%,4/21/23 (4)	250	248
Harley-Davidson Financial Services, 5.476%,4/5/23 (4)	450	448
International Flavors & Fragrances, 5.602%,3/20/23 (4)	250	249
Ovintiv, 5.471%,3/24/23 (4)	350	349
Quanta Services, 5.26%,3/1/23 (4)	475	475
Syngenta Wilmington, 5.422%,3/21/23 (4)	400	399
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources, 5.469%,3/22/23 (4)	450	449
		4,164
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.60%(5)(6)	1	1
Total Short-Term Investments (Cost $4,165)		4,165
Total Investments in Securities 101.3% of Net Assets (Cost $55,105)		$54,207
Other Assets Less Liabilities (1.3%)		(718)
Net Assets 100.0%		$53,489

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $21,542 and represents 40.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	At February 28, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(4)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $4,164 and represents 7.8 of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
TSFR	Term SOFR (Secured Overnight Financing Rate)
TSFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 06/20/23	125	—	—	—
Total Bilateral Swaps			—	—

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	1	1	—
Protection Sold (Relevant Credit: Citigroup, A3*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Bank of America, A2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	1	1	—
Protection Sold (Relevant Credit: T-Mobile USA, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	1	1	—
Protection Sold (Relevant Credit: Lennar, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	1	1	—
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/23	100	—	—	—
Protection Sold (Relevant Credit: Freeport-McMoran, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	200	1	1	—
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	1	—
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	—	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				1
Net payments (receipts) of variation margin to date				$—
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
HSBC Bank	5/8/23	USD	245	JPY	31,150	$14
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 17 U.S. Treasury Notes five years contracts	06/23	(1,824)	$4
Short, 3 U.S. Treasury Notes ten years contracts	06/23	(335)	—
Short, 28 U.S. Treasury Notes two years contracts	06/23	(5,717)	13
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$17
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$2+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 2/28/23
T. Rowe Price Government Reserve Fund	$1,170	¤	¤	$1^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$50,042	$—	$50,042
Short-Term Investments	1	4,164	—	4,165
Total Securities	1	54,206	—	54,207
Swaps*	—	1	—	1
Forward Currency Exchange Contracts	—	14	—	14
Futures Contracts*	17	—	—	17
Total	$18	$54,221	$—	$54,239

[1]	Includes Asset-Backed Securities,Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
ETF990-054Q3
02/2023